Provisions - Summary of Changes to Decommissioning Liability (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Provisions [line items]
Balance, beginning of year	$ 129	$ 147
Net liabilities added (disposed)	(6)	4
Increase (decrease) due to changes in estimates	(10)	(23)
Liabilities settled	(14)	(9)
Transfers to liabilities for assets held for sale	(7)
Accretion charges	8	10
Balance, end of year	100	129
Current portion	13	12
Long-term portion	$ 87	$ 117